Events after the reporting period	3 Months Ended
Mar. 31, 2026
Event after the reporting period [Abstract]
Events after the reporting period
29 EVENTS AFTER THE REPORTING PERIOD
29.1 New Financings
On April 1, 2026, the Company concluded the issuance of the 2nd issuance of Financially Settled Rural Product Notes (Cédulas de Produto Rural com Liquidação Financeira – CPR-Fs), issued in two series, in a total amount of R$2,500 millions, comprised of R$1,500 millions related to the first series and R$1,000 millions related to the second series.
The CPR-Fs were issued on March 15, 2026, with a term of ten years for the first series, counted from the Issuance Date, and a term of twelve years for the second series, counted from the Issuance Date and maturing on March 15, 2038. The remuneration of the CPR-Fs corresponds to remunerative interest of 7.0464% per year for the first series and 6.8338% per year for the second series, calculated on the updated nominal unit value, which is adjusted by the accumulated variation of the IPCA inflation index.
Additionally, on April 2, 2026, the Company concluded the issuance of its 12th issuance of simple debentures, not convertible into shares, totaling R$179 millions. The debentures were issued on March 15, 2026, with a tenor of fifteen years, maturing on March 15, 2041, and bear remuneration equivalent to 6.1759% per year, calculated on the updated nominal unit value, also adjusted by the IPCA inflation index.
29.2 Corporate Income Tax Assessment
In April 2026, the Company was formally notified of a Notice of Assessment issued for the collection of Corporate Income Tax (IRPJ) and Social Contribution on Net Income (CSLL), in the approximate amount of R$5,100 millions, including interest. The assessment is related to the failure to include profits earned by a foreign subsidiary in the taxable base.
The matter is currently subject to a suspension of enforceability as a result of a favorable court decision obtained by the Company in a preventive writ of mandamus, as disclosed in the financial statements (Note 12) for the year ended December 31, 2025.
The Company is assessing the Notice of Assessment together with its legal advisors and will continue to monitor developments, taking the appropriate measures as necessary. In the Company’s assessment, supported by the opinions of its external counsel, the risk associated with the matter is classified as possible.